Annual Operating Expenses {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2021
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.41%
Total annual operating expenses	1.49%
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.43%
Total annual operating expenses	1.76%
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.42%
Total annual operating expenses	2.25%
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	1.19%
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.05%